Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate
Securities Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus Herzfeld Fund and
Virtus KAR Emerging Markets Small-Cap Fund,

each a series of Virtus Opportunities Trust

Supplement dated April 12, 2019 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2019, as supplemented

Important Notice to Investors

Virtus Duff & Phelps Global Real Estate Securities Fund

In the section “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the first paragraph is hereby revised and replaced with the following:

The fund provides global exposure to the real estate securities market, focusing on owners and operators with recurring rental income.

In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:

> Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

In the section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

	1 Year	5 Year	Since Inception (3/2/09)	Class R6 Since Inception (11/3/16)
Class I
Return Before Taxes	-4.65%	7.06%	15.85%	—
Return After Taxes on Distributions	-5.79%	5.93%	14.22%	—
Return After Taxes on Distributions and Sale of Fund Shares	-2.61%	5.11%	12.69%	—
Class A
Return Before Taxes	-10.37%	5.54%	14.86%	—
Class C
Return Before Taxes	-5.56%	6.00%	14.70%	—
Class R6
Return Before Taxes	-4.49%	—	—	5.39%
FTSE EPRA/NAREIT Developed Index (net) (reflects no deduction for fees, expenses or taxes)	-5.63%	4.34%	14.13%	3.03%

Virtus Duff & Phelps International Real Estate Securities Fund

In the section “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the first paragraph is hereby revised and replaced with the following:

The fund provides non-U.S. exposure to the real estate securities market, focusing on owners and operators with recurring rental income.

In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:

> Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

Virtus Duff & Phelps Real Estate Securities Fund

In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:

> Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

Virtus Herzfeld Fund

In the section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

	1 Year	5 Year	Since Inception (9/5/12)
Class I
Return Before Taxes	-9.29%	4.95%	5.84%
Return After Taxes on Distributions	-12.28%	2.88%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares	-4.34%	3.20%	3.95%
Class A
Return Before Taxes	-14.72%	3.47%	4.60%
Class C
Return Before Taxes	-10.15%	3.92%	4.80%
MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	-9.41%	4.26%	7.85%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	1.73%
Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)	-5.52%	3.72%	5.51%

In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:

> Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

Virtus KAR Emerging Markets Small-Cap Fund

In the section “Principal Investment Strategies” in the summary prospectus and in the summary section of the fund’s statutory prospectus, the second sentence of the second paragraph is hereby replaced with the following: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion.”

Under “Principal Investment Strategies” on page 123 of the statutory prospectus, the second sentence of the first paragraph is hereby replaced with the following: “The fund's subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion.”

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020/Corrections (04/2019)